SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated May 20, 2024
to the Class F Shares Prospectus, dated January 31, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

John Lau no longer serves as a portfolio manager to the Fund. As such, all references to John Lau are hereby deleted from the Prospectus.

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Rich Carr, CFA	Since 2024	Portfolio Manager
David Zhang, CFA	Since 2024	Portfolio Manager/Analyst

In addition, under the section titled "Investment Adviser," the paragraph thereunder relating to Rich Carr is hereby deleted and replaced with the following:

Rich Carr, CFA, serves as a Portfolio Manager for the International Equity and Emerging Markets Equity Funds. Mr. Carr serves as a Portfolio Manager within SIMC's Investment Management Unit where he is responsible for the management of international developed markets equity funds. Previously, Mr. Carr was a Director on SEI's Manager Research team where he led the due diligence and selection process for SEI's equity fund management and separate account business. Prior to joining SEI, he worked at MFP Strategies where he managed the firm's investment process and was responsible for asset-class valuation research and investment manager due diligence. Before MFP Strategies, Mr. Carr worked for Brinker Capital where he was responsible for portfolio management and investment manager due diligence. He earned his Bachelor of Science in Finance and a minor in Economics from the University of Delaware. Mr. Carr is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

In addition, under the same section, the following paragraph is added in the appropriate alphabetical order thereof:

David Zhang, CFA, serves as a Portfolio Manager/Analyst for the Emerging Markets Equity Fund. Within SIMC's Investment Management Unit, Mr. Zhang is responsible for the management of SEI's emerging market equity funds. Previously, Mr. Zhang was the Assistant Portfolio Manager on SEI's Non-US Equity funds, where he assisted with manager due diligence and selection as well as portfolio strategy and management of the funds. In addition, Mr. Zhang has also covered manager due diligence and selection across both US Large Cap and US Small Cap strategies at SEI. Prior to joining SEI, he worked at Nationwide's Investment Management Group, where he was responsible for manager due diligence and portfolio monitoring across both US and Non-US equity strategies. He earned his Bachelor of Science in Engineering and a minor in Mathematics from the University of Pennsylvania. Mr. Zhang is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1524 (05/24)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated May 20, 2024
to the Class Y Shares Prospectus, dated January 31, 2024,
as amended on April 5, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

John Lau no longer serves as a portfolio manager to the Fund. As such, all references to John Lau are hereby deleted from the Prospectus.

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Rich Carr, CFA	Since 2024	Portfolio Manager
David Zhang, CFA	Since 2024	Portfolio Manager/Analyst

In addition, under the section titled "Investment Adviser," the paragraph thereunder relating to Rich Carr is hereby deleted and replaced with the following:

Rich Carr, CFA, serves as a Portfolio Manager for the International Equity and Emerging Markets Equity Funds. Mr. Carr serves as a Portfolio Manager within SIMC's Investment Management Unit where he is responsible for the management of international developed markets equity funds. Previously, Mr. Carr was a Director on SEI's Manager Research team where he led the due diligence and selection process for SEI's equity fund management and separate account business. Prior to joining SEI, he worked at MFP Strategies where he managed the firm's investment process and was responsible for asset-class valuation research and investment manager due diligence. Before MFP Strategies, Mr. Carr worked for Brinker Capital where he was responsible for portfolio management and investment manager due diligence. He earned his Bachelor of Science in Finance and a minor in Economics from the University of Delaware. Mr. Carr is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

In addition, under the same section, the following paragraph is added in the appropriate alphabetical order thereof:

David Zhang, CFA, serves as a Portfolio Manager/Analyst for the Emerging Markets Equity Fund. Within SIMC's Investment Management Unit, Mr. Zhang is responsible for the management of SEI's emerging market equity funds. Previously, Mr. Zhang was the Assistant Portfolio Manager on SEI's Non-US Equity funds, where he assisted with manager due diligence and selection as well as portfolio strategy and management of the funds. In addition, Mr. Zhang has also covered manager due diligence and selection across both US Large Cap and US Small Cap strategies at SEI. Prior to joining SEI, he worked at Nationwide's Investment Management Group, where he was responsible for manager due diligence and portfolio monitoring across both US and Non-US equity strategies. He earned his Bachelor of Science in Engineering and a minor in Mathematics from the University of Pennsylvania. Mr. Zhang is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1525 (05/24)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated May 20, 2024
to the Statement of Additional Information, dated January 31, 2024, as amended April 16, 2024 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

John Lau no longer serves as a portfolio manager to the Fund. As such, all references to John Lau are hereby deleted from the SAI.

Under the section titled "The Adviser and the Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading titled "SIMC," the text relating to Rich Carr is hereby deleted and the following text is added under "Ownership of Fund Shares" in the appropriate alphabetical order thereof:

Portfolio Manager	Dollar Range of Fund Shares
Rich Carr, CFA*	$0
David Zhang, CFA*	$0

*  This information is provided as of March 31, 2024

In addition, under the same sub-heading, the text relating to Rich Carr is hereby deleted and the following text is hereby added under "Other Accounts" in the appropriate alphabetical order thereof:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rich Carr, CFA*	3	$8,744.73	3	$1,028.24	0	$0
David Zhang, CFA*	1	$936.01	3	$1,028.24	0	$0

*  This information is provided as of March 31, 2024.

No account listed above is subject to a performance-based advisory fee.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1526 (05/24)